Summary of significant accounting policies (Details 1) (Derivative Financial Instruments, Liabilities, USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Derivative Financial Instruments, Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning fair value	$ 716,648	$ 5,569,047
Realized gain recorded in earnings	(716,627)	(4,852,399)
Ending fair value	$ 21	$ 716,648